Investments - Schedule of Comprehensive Income Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Profit for the period	R$ 219,294	R$ 115,973	R$ 219,459
Total comprehensive income	197,119	142,471	216,856
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue	16,992		809
Profit for the period	(15,008)		(14,171)
Total comprehensive income	(15,008)		(14,171)
Profit/(loss) allocated to NCI	1,715		R$ (2,229)
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Revenue	733	429
Profit for the period	(602)	(1,036)
Total comprehensive income	(602)	(1,036)
Profit/(loss) allocated to NCI	(151)	(259)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Revenue	601	380
Profit for the period	(20,426)	(13,135)
Total comprehensive income	(20,426)	(13,135)
Profit/(loss) allocated to NCI	(1,129)	(1,970)
HLS Empreendimentose Participaes S.A. [Member]
Disclosure of subsidiaries [line items]
Revenue	15,658	0
Profit for the period	6,020	0
Total comprehensive income	6,020	0
Profit/(loss) allocated to NCI	R$ 2,995	R$ 0